PRIVATE PLACEMENT (Details) - USD ($)		12 Months Ended
	Feb. 11, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Advance notice prior to the applicable deadline affiliates or designees must deposit into the Trust Account		30 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%
Threshold period from the closing of the proposed public offering to consummate an initial business combination		18 months
Threshold period from the closing of the proposed public offering to consummate an initial business combination after extension		24 months
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	5,213,333	5,213,333
Price of warrants	$ 1.50	$ 11.50
Aggregate purchase price	$ 7,820,000	$ 7,820,000